UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-2410

Dreyfus Liquid Assets, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	06/30/2009

FORM N-CSR

Item 1.	Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus Liquid Assets, Inc.

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Liquid Assets, Inc., covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that punished the financial markets beginning in 2008 appear to have eased somewhat as of mid-year 2009. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows early in 2009, equities and higher-yielding bonds have generally staged impressive rallies.Yet, the Federal Reserve Board has steadfastly maintained a highly accommodative monetary policy, keeping its target for short-term interest rates at close to 0.00%. Consequently, money market yields have declined to record lows.

Although recent developments in the financial markets give us reasons for optimism, we remain cautious due to the speed and magnitude of the markets’ rebound. Indeed, the markets’ advance was led mainly by lower-quality securities when investors developed renewed appetites for risk.We would prefer to see a steadier rise in asset prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the markets lower. In uncertain markets such as these, even the most seasoned investors can benefit from professional counsel. To determine how both your long-term investments and current liquid assets should be allocated for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Liquid Assets’ Class 1 shares produced an annualized yield of 0.28%, and its Class 2 shares produced an annualized yield of 0.43%.Taking into account the effects of compounding, the fund’s Class 1 and Class 2 shares provided annualized effective yields of 0.28% and 0.43%, respectively, for the same period.1,2 Money market yields remained near historical lows throughout the reporting period as the Federal Reserve Board (the “Fed”) maintained its target for the federal funds rate at 0.00% to 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by U.S. banks and foreign branches of U.S. banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, commercial paper and other short-term corporate obligations of U.S. issuers.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Money Market Yields Reached Historical Lows

The reporting period began in the midst of the longest and most severe recession since the 1930s, which was exacerbated by an ongoing banking crisis in which major financial institutions found themselves unable to obtain short-term funding due to massive investment losses. The Lehman Brothers bankruptcy led to challenging liquidity conditions in the commercial paper market, and the fund’s exposure to Lehman Brothers notes threatened to force its net asset value below $1 per share. However,The Bank of NewYork Mellon Corporation entered into an

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

agreement with the fund to support the value of its Lehman holdings, enabling it to maintain a steady share price.

The Federal Reserve Board (the “Fed”) attempted to restore stability by pumping enormous amounts of liquidity into the banking system, and it created the Term Asset-Backed Securities Loan Facility (“TALF”) to support lending activity among banks. The Fed also eased monetary policy aggressively, driving its target for the overnight federal funds rate to an unprecedented low of 0.00% to 0.25% in December.As short-term interest rates declined to nearly 0.00%, so did yields of money market instruments. In addition to the Fed’s actions, the U.S. Department of the Treasury responded with a number of its own remedial measures in 2008, including the Troubled Assets Relief Program (“TARP”).To forestall an unmanageable surge in withdrawals, the U.S. government adopted the Temporary Guarantee Program for Money Market Funds and other measures, and the commercial paper market subsequently stabilized. On March 31, the U.S. government announced a further extension of the Temporary Guarantee Program for Money Market Funds until September 18, 2009.

When 2009 began, the economic downturn continued to gain momentum as job losses mounted and consumer confidence plunged. In January, it was announced that the median sales price of single-family homes had fallen 12% in December compared to one year earlier.The U.S. economy lost more than 650,000 jobs per month in February and March. Meanwhile, the Conference Board’s Consumer Confidence Index reached the lowest level since its inception in 1967. In an effort to stimulate the economy, the U.S. government passed the $787 billion American Recovery and Reinvestment Act with the goal of retaining and creating jobs,providing budget relief to states and localities,maintain-ing social programs and offering tax relief to businesses and individuals. After hitting multi-year lows in early March, the U.S. stock market and corporate bond market staged impressive rebounds through the reporting period’s end. Despite an estimated –6.1% annualized GDP growth rate over the first quarter of 2009, the markets were buoyed by signs that the economic downturn might be decelerating, including lower-than-expected numbers of jobless claims in April and May and a modest increase in retail sales. In addition, a decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improvement in the global credit markets. However, the unemployment rate climbed steadily.

The U.S. economy continued to send mixed signals in June. For example, the National Association of Realtors announced that existing home sales rose 2.4% and the average sale price increased almost 4% in May, but the absolute number of sales and the average sale price remained 15% and 20% below their peaks, respectively. Similarly, the Institute for Supply Management said that its manufacturing index had posted a month-over-month gain in June, but it continued to indicate recessionary conditions among U.S. manufacturers. Perhaps most significant, the U.S. economy lost an additional 467,000 jobs in June, and the unemployment rate rose to 9.5%, its highest level in 26 years.

Focus on Quality and Liquidity

As credit conditions stabilized during the reporting period, we set the fund’s weighted average maturity in a range that was roughly in line with industry averages. However, it is important to note that the industry’s average weighted maturity has been significantly shorter than historical norms as most money market funds have maintained a defensive footing. In addition, the Fed again indicated at its June 2009 meeting that “economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” Until we see more convincing evidence that the Fed is prepared to raise interest rates, we currently intend to retain the fund’s conservative credit posture and focus on liquidity.

July 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Annualized yields provided for the fund’s Class 1 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, the fund’s Class 1 shares’ annualized yield would have been 0.21%, and the annualized effective yield would have been 0.21%.
2	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class 2 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders will be given at least 90 days’ notice prior to the time such absorption may be terminated. Class 2 shares of the fund are available only to certain eligible financial institutions. Had these expenses not been absorbed, the fund’s Class 2 shares’ annualized yield would have been 0.36%, and the annualized effective yield would have been 0.36%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Liquid Assets, Inc. from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2009
	Class 1 Shares	Class 2 Shares
Expenses paid per $1,000†	$ 3.42	$ 2.73
Ending value (after expenses)	$1,001.40	$1,002.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009
	Class 1 Shares	Class 2 Shares
Expenses paid per $1,000†	$ 3.46	$ 2.76
Ending value (after expenses)	$1,021.37	$1,022.07

† Expenses are equal to the fund’s annualized expense ratio of .69% for Class 1 shares, and .55% for Class 2 shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2009 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—7.9%	Amount ($)	Value ($)
Branch Banking & Trust Co.
0.35%, 9/10/09	200,000,000	200,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.52%, 9/25/09	200,000,000	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $400,000,000)		400,000,000

Commercial Paper—82.5%
Abbey National North America LLC
0.20%, 7/1/09	150,000,000	150,000,000
Amsterdam Funding Corp.
0.65%, 7/27/09	50,000,000 [a]	49,976,528
Atlantis One Funding Corp.
0.36%—0.47%, 8/3/09—9/9/09	225,000,000 [a]	224,875,083
Barclays U.S. Funding Corp.
1.10%, 7/14/09	200,000,000	199,920,555
BNP Paribas Finance Inc.
0.20%, 7/1/09	150,000,000	150,000,000
CAFCO LLC
0.50%, 8/19/09	150,000,000 [a]	149,897,917
Calyon NA Inc.
0.42%—0.54%, 8/7/09—9/9/09	225,000,000	224,829,333
Cancara Asset Securitisation Ltd.
0.65%—0.70%, 9/9/09—9/22/09	150,000,000 [a]	149,782,083
CHARTA LLC
0.40%, 9/17/09	200,000,000 [a]	199,826,667
Clipper Receivables Co.
1.15%, 7/16/09	200,000,000 [a]	199,904,167
Danske Corp., Inc.
0.40%, 8/28/09	75,000,000 [a]	74,951,667
Gemini Securitization Corp., LLC
0.50%, 8/11/09	225,000,000 [a]	224,871,875
General Electric Capital Services Inc.
0.50%, 8/5/09—8/10/09	205,000,000	204,891,667
ING (US) Funding LLC
0.60%—0.98%, 7/6/09—8/6/09	250,000,000	249,942,778
Manhattan Asset Funding Company LLC
0.55%—1.10%, 7/6/09—8/6/09	250,000,000 [a]	249,925,556

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)
Mont Blanc Capital Corp.
0.60%, 7/27/09	100,000,000 [a]	99,956,667
Natexis Banques Populaires US Finance Co. LLC
1.09%, 8/5/09	250,000,000	249,735,069
Picaros Funding LLC
0.65%, 7/10/09	50,000,000 [a]	49,991,875
Sanpaolo IMI U.S. Financial Co.
0.50%, 8/6/09	100,000,000	99,950,000
Societe Generale N.A. Inc.
0.59%—0.68%, 7/24/09—8/10/09	250,000,000	249,880,333
UBS Finance Delaware LLC
0.73%, 9/10/09	200,000,000	199,714,028
Unicredit Delaware Inc.
0.45%, 7/10/09	200,000,000	199,977,500
Victory Receivables Corp.
0.41%—0.48%, 8/7/09—9/21/09	235,000,000 [a]	234,846,619
Windmill Funding Corp.
0.47%—0.70%, 7/17/09—8/14/09	108,675,000 [a]	108,619,399
Total Commercial Paper
(cost $4,196,267,366)		4,196,267,366

Corporate Note—.3%
Lehman Brothers Holdings Inc.
0.00%, 3/27/09
(cost $100,000,000)	100,000,000 [b,c,d,e]	15,250,000

Time Deposit—3.9%
Wells Fargo Bank, NA (Grand Cayman)
0.05%, 7/1/09
(cost $200,000,000)	200,000,000	200,000,000

Repurchase Agreements—4.2%
Barclays Financial LLC
0.01%-0.02%, dated 6/30/09, due 7/1/09 in
the amount of $148,000,079 (fully collateralized
by $142,416,100 U.S. Treasury Notes,
4%-5.125%, due 5/15/16-8/15/18,
value $150,960,077)	148,000,000	148,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Deutsche Bank Securities
0.08%, dated 6/30/09, due 7/1/09 in the
amount of $63,000,140 (fully collateralized by
$8,723,000 Federal Farm Credit Bank, 5.125%,
due 8/25/16, value $9,573,363, $50,000,000
Federal Home Loan Bank, 2.63%, due 9/17/10,
value $50,469,569 and $4,193,000 Federal Home
Loan Mortgage Corp., 3%, due 6/28/14,
value $4,217,809)	63,000,000	63,000,000
Total Repurchase Agreements
(cost $211,000,000)		211,000,000

Other—1.2%
Capital Support Agreement
(cost $0)	0 [c]	60,725,470

Total Investments (cost $5,107,267,366)	100.0%	5,083,242,836

Liabilities, Less Cash and Receivables	(.0%)	(1,484,421)

Net Assets	100.0%	5,081,758,415

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $2,017,426,103 or 39.7% of net assets.
b	Bankrupt security matured on March 27, 2009. Security valued at fair value based on similar defaulted securities that have not matured.
c	The Bank of NewYork Mellon Corporation (BNY Mellon) has entered into a Capital Support Agreement with the fund, which provides that BNY Mellon, at no cost to the fund, will contribute capital to the fund up to 100% of the amortized cost of the security to the extent that the fund maintains a net asset value of $.995 on the sale, final liquidation or other final payment of the security.
d	Issuer filed for bankruptcy.
e	Non-income producing—security in default.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	69.5	Foreign/Governmental	1.5
Asset-Backed/Multi-Seller Programs	19.3	Other	1.2
Repurchase Agreements	4.2	Brokerage Firms	.3
Finance	4.0		100.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments—Note 1(b)	5,107,267,366	5,022,517,366
Capital Support Agreement—Note 1(e)		60,725,470
Cash		1,904,272
Interest receivable		56,719
Prepaid expenses		936,744
		5,086,140,571
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		1,833,067
Payable for shares of Common Stock redeemed		2,143,540
Accrued expenses		405,549
		4,382,156
Net Assets ($)		5,081,758,415
Composition of Net Assets ($):
Paid-in capital		5,105,764,341
Accumulated net realized gain (loss) on investments		18,604
Accumulated net unrealized appreciation
(depreciation) on investments		(24,024,530)
Net Assets ($)		5,081,758,415

Net Asset Value Per Share
	Class 1 Shares	Class 2 Shares
Net Assets ($)	1,507,982,838	3,573,775,577
Shares Outstanding	1,515,537,505	3,591,739,653
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Interest Income	26,379,270
Expenses:
Management fee—Note 2(a)	12,539,996
Shareholder servicing costs—Note 2(b)	2,796,309
Treasury insurance expense—Note 1(f)	1,781,910
Prospectus and shareholders’ reports	179,285
Custodian fees—Note 2(b)	129,168
Registration fees	128,172
Professional fees	53,272
Directors’ fees and expenses—Note 2(c)	16,379
Miscellaneous	31,899
Total Expenses	17,656,390
Less—waiver of fees due to
undertaking—Note 2(a)	(1,811,071)
Less—reduction in fees due to
earnings credits—Note 1(b)	(74,939)
Net Expenses	15,770,380
Investment Income—Net	10,608,890
Unrealized Gain (Loss) on Investments—Note 1 (b) ($):
Net unrealized appreciation (depreciation) on investments	1,360,652
Unrealized Gain (Loss) on Investments	1,360,652
Net Increase in Net Assets Resulting from Operations	11,969,542

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations ($):
Investment income—net	10,608,890	156,215,805
Net realized gain (loss) on investments	—	65,096
Net unrealized appreciation
(depreciation) on investments	1,360,652	(25,385,182)
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,969,542	130,895,719
Dividends to Shareholders from ($):
Investment income—net:
Class 1 Shares	(2,275,542)	(45,662,176)
Class 2 Shares	(8,333,348)	(110,553,629)
Total Dividends	(10,608,890)	(156,215,805)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class 1 Shares	294,781,181	940,433,459
Class 2 Shares	1,339,337,549	4,938,516,577
Dividends reinvested:
Class 1 Shares	2,172,783	44,260,031
Class 2 Shares	244,760	4,462,687
Cost of shares redeemed:
Class 1 Shares	(406,516,695)	(1,159,325,248)
Class 2 Shares	(1,760,530,711)	(4,961,252,933)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(530,511,133)	(192,905,427)
Total Increase (Decrease) in Net Assets	(529,150,481)	(218,225,513)
Net Assets ($):
Beginning of Period	5,610,908,896	5,829,134,409
End of Period	5,081,758,415	5,610,908,896

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Class 1 Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.026	.047	.044	.026	.007
Distributions:
Dividends from
investment
income—net	(.001)	(.026)	(.047)	(.044)	(.026)	(.007)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.28[a]	2.58	4.76	4.45	2.62	.72
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.77[a]	.68	.67	.69	.71	.70
Ratio of net expenses
to average net assets	.69[a]	.67	.67[b]	.69[b]	.70	.70
Ratio of net investment
income to average
net assets	.29[a]	2.59	4.66	4.37	2.32	.71
Net Assets,
end of period
($ x 1,000)	1,507,983	1,617,316	1,798,630	1,816,411	1,794,075	4,823,521

a	Annualized.
b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2009		Year Ended December 31,
Class 2 Shares	(Unaudited)	2008	2007	2006	2005[a]
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.027	.048	.045	.022
Distributions:
Dividends from
investment income—net	(.002)	(.027)	(.048)	(.045)	(.022)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.42[b]	2.72	4.87	4.61	3.07[b]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.62[b]	.55	.56	.55	.57[b]
Ratio of net expenses
to average net assets	.55[b]	.54	.55	.55[c]	.55[b]
Ratio of net investment income
to average net assets	.44[b]	2.69	4.77	4.54	3.05[b]
Net Assets, end of period
($ x 1,000)	3,573,776	3,993,593	4,030,504	3,478,902	2,726,352

a	From April 18, 2005 (commencement of initial offering to December 31, 2005.
b	Annualized.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 30 billion shares of $.001 par value of Common Stock.The fund currently offers two classes of shares: Class 1 (23.5 billion shares authorized, and Class 2 (6.5 billion shares authorized). Class 1 and Class 2 shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class 2 shares are offered only to certain eligible financial institutions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost (other than those securities covered by a Capital Support Agreement, as described in Note 1(e) below, which are carried at market value based upon valuations provided by an independent pricing service approved by the Board of Directors) in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)
Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	5,083,242,836
Level 3—Significant Unobservable Inputs	—
Total	5,083,242,836

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008, was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2009, accumulated net unrealized depreciation on investments was $24,024,530, consisting of $60,725,470 gross unrealized appreciation and $84,750,000 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Capital Support Agreement: The fund holds notes (the “Notes”) issued by Lehman Brothers Holdings, Inc. (“Lehman”). In order to mitigate the negative impact of holding these securities in light of the bankruptcy of Lehman on September 16, 2008, the fund entered into a Capital Support Agreement (the “Agreement”) with BNY Mellon, the parent company of the fund’s adviser. Pursuant to the Agreement, BNY Mellon has agreed to provide capital support to the fund, subject to a maximum amount of $100 million (the “Maximum Capital Support Payment”), if any of the following events result in the fund’s net asset value falling below $0.9950:

(i)	Any final sale or other final liquidation of the Notes by the fund for cash in an amount, after deduction of costs, which is less than the amortized cost value of the Notes as of the date such sale or liquidation is consummated;
(ii)	Receipt by the fund of final payment on the Notes in cash in an amount less than the amortized cost value of the Notes less costs in respect thereof, as of the date such final payment is received;
(iii)	The date upon which a court of competent jurisdiction over the matter discharges Lehman from liability in respect of the Notes, and such discharge results in the receipt of aggregate payments on the Notes in an amount less than the amortized cost value of the Notes, less costs in respect thereof, as of the date such final payment is received; and
(iv)	The receipt by the fund of any security or other instrument in exchange for, or as a replacement of, the Notes as a result of an exchange offer, debt restructuring, reorganization or similar transaction pursuant to which the Notes are exchanged for, or replaced with, new securities of Lehman or a third party and such new securities are or become “Eligible Securities,” as defined in sub-paragraph (a)(10) of Rule 2a-7 promulgated under the Act, and have an aggregate value that is less than the aggregate amortized cost value of the Notes on the date the fund receives such new securities.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The obligations of BNY Mellon to provide capital support shall terminate upon the earliest to occur of (i) the repayment in full of the Notes, (ii) BNY Mellon making payments equal to the Maximum Capital Support Payment, (iii) the date on which the fund no longer holds any Notes, (iv) the mutual agreement of the fund and BNY Mellon to terminate the Agreement and (v) 5:00 p.m. Eastern Time on the date which is 364 days from the date of the Agreement unless the term of the Agreement is extended pursuant to the Agreement’s terms.

(f) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .015%, .022% and .023%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: .50% of the first $1.5 billion; .48% of the next $500 million; .47% of the next $500 million; and .45% over $2.5 billion. The fee is payable monthly. The agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% of the value of the funds average net assets, the Manager will refund to the fund, or bear, the excess over 1%. The Manager is limiting Class 1 shares operating expense, so that annual fund operating expenses for Class 1 shares, exclusive of certain expenses as described above, do not exceed .70%.This expense limitation is voluntary, not contractual, and may be terminated at any time. The Manager also has undertaken to waive its fees and or assume the expenses of the fund’s Class 2 shares, so that the expenses for Class 2 shares, exclusive of certain expenses as described above, does not exceed .55%. The Manager may terminate this undertaking upon at least 90 days prior notice to investors. The waivers of fees, pursuant to the undertakings, amounted to $495,239 for Class 1 and $1,247,980 for Class 2 shares during the period ended June 30, 2009.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. The expense reimbursement, pursuant to the undertaking amounted to $67,848 for Class 1 and $4 for Class 2 shares during the period ended June 30, 2009.

(b) Under the Shareholder Services Plan, Class 1 and Class 2 shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2009, Class 1 shares were charged $882,749 and Class 2 shares were charged $777,403 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2009, the fund was charged $638,235 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $72,749 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $129,168 pursuant to the custody agreement.

During the period ended June 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,936,147, custodian fees $77,283, chief compliance officer fees $1,670 and transfer agency per account fees $216,851, which are offset against an expense reimbursement currently in effect in the amount of $398,884.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 23

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	August 12, 2009

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6